Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	¥ 7,574	¥ 5,425